UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                          Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                         Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.8%
Argentina — 1.4%
Banco Macro SA, ADR	3,810	$330,746
YPF SA, SP ADR	6,812	137,602

		468,348

Brazil — 4.9%
Embraer SA	72,300	367,488
Even Construtora e Incorporadora SA*	191,700	279,710
Iochpe Maxion SA	71,150	386,284
Kroton Educacional SA	91,800	445,112
Minerva SA	41,800	167,289

		1,645,883

China — 22.4%
Air China Ltd., Class H	372,000	335,495
Alibaba Group Holding, Ltd., SP ADR*	3,217	498,474
China Communications Services Corp., Ltd., Class H	300,000	162,951
China Construction Bank Corp., Class H	1,144,000	949,880
China Lesso Group Holdings Ltd.	181,000	127,567
China Mobile, Ltd.	69,668	744,692
China Overseas Land & Investment, Ltd.	172,000	582,700
CIMC Enric Holdings, Ltd.*	248,000	177,493
CNOOC, Ltd.	271,000	303,321
Dongfeng Motor Group Co., Ltd., Class H	362,000	443,073
Haitian International Holdings, Ltd.	65,000	186,208
Industrial & Commercial Bank of China, Ltd., Class H	446,000	311,646

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
NetEase, Inc., ADR	2,328	$724,660
Shenzhou International Group Holdings, Ltd.	32,000	213,765
Sinotrans, Ltd., Class H	854,000	433,671
Tencent Holdings Ltd.	28,700	1,145,531
YY, Inc., ADR*	2,816	201,344

		7,542,471

Czech Republic — 1.7%
Komercni Banka AS	12,987	560,131

Greece — 0.8%
JUMBO SA	16,738	280,373

Hungary — 1.1%
OTP Bank PLC	9,669	359,821

India — 7.1%
Coal India, Ltd.	43,312	168,174
HCL Technologies, Ltd.	36,055	502,336
ICICI Bank, Ltd., SP ADR	41,104	382,675
Indiabulls Housing Finance Ltd.	28,093	514,125
Oil India, Ltd.	81,465	365,119
Reliance Industries Ltd., SP GDR(a)	8,821	437,522

		2,369,951

Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	599,500	664,229

Malaysia — 2.3%
Genting Bhd	184,996	419,980
Malayan Banking Bhd	156,639	349,022

		769,002

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 5.0%
Cemex SAB de CV, SP ADR*	41,879	$406,649
Fibra Uno Administracion Sa de CV, REIT	143,500	267,372
Grupo Financiero Inbursa SAB de CV	216,900	389,756
Ternium SA, SP ADR	19,657	601,504

		1,665,281

Poland — 0.9%
Bank Handlowy w Warszawie SA	16,068	317,271

Russia — 4.0%
Globaltrans Investment PLC, SP GDR	55,456	427,566
Magnit PJSC, SP GDR	8,507	312,242
Novolipetsk Steel PJSC, GDR	10,500	219,381
Ros Agro PLC, GDR	16,007	192,084
Tatneft PJSC, SP ADR	5,384	207,611

		1,358,884

South Africa — 10.3%
Barclays Africa Group, Ltd.	38,398	421,530
MTN Group, Ltd.	35,525	319,435
Nampak Ltd.*	117,956	171,066
Naspers, Ltd., N Shares	6,249	1,381,370
Reunert, Ltd.	13,873	75,709
Sasol, Ltd.	17,438	525,617
Telkom SA SOC, Ltd.	60,080	296,553
Tsogo Sun Holdings, Ltd.	165,233	286,740

		3,478,020

South Korea — 15.3%
Hyundai Mobis Co., Ltd.	2,183	479,752
Hyundai Motor Co.	2,687	347,847

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Korea Electric Power Corp.	8,030	$320,140
LG Chem, Ltd.	1,715	502,797
Samsung Electronics Co., Ltd.	1,028	2,210,693
Samsung Life Insurance Co., Ltd.	3,410	382,416
Shinhan Financial Group Co., Ltd.	13,725	652,308
SK Innovation Co., Ltd.	1,624	256,309

		5,152,262

Taiwan — 11.6%
Chicony Electronics Co., Ltd.	139,844	359,820
CTBC Financial Holding Co., Ltd.	839,919	539,621
Hon Hai Precision Industry Co., Ltd.	240,705	936,120
Novatek Microelectronics Corp.	114,692	436,135
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	40,963	1,473,029
Teco Electric and Machinery Co., Ltd.	164,000	154,449

		3,899,174

Thailand — 2.5%
Advanced Info Service PCL	36,600	203,951
Bangkok Bank PCL, NVDR	33,600	181,240
Kasikornbank PCL, NVDR	80,770	467,287

		852,478

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — 1.5%
Enka Insaat ve Sanayi As	187,619	$294,406
Turkcell Iletisim Hizmetleri As	53,259	194,757

		489,163

TOTAL COMMON STOCKS (Cost $25,066,667)		31,872,742

PREFERRED STOCKS — 3.5%
Brazil — 3.5%
Itau Unibanco Holding SA	46,109	552,270
Petroleo Brasileiro SA*	75,200	320,734
Suzano Papel e Celulose SA, Class A	69,000	310,886

		1,183,890

TOTAL PREFERRED STOCKS (Cost $945,771)		1,183,890

TOTAL INVESTMENTS - 98.3% (Cost $26,012,438)**		$33,056,632
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		559,562

NET ASSETS - 100.0%		$33,616,194

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$26,012,438

Gross unrealized appreciation	$7,832,878
Gross unrealized depreciation	(788,684)

Net unrealized appreciation	$7,044,194

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2017 this security amounted to $437,522 or 1.3% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 19.6%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$20

Israel — 3.7%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	234,546

Netherlands — 6.4%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	196,995
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	96,875
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	97,250
Petrobras Global Finance BV 6.85%, 06/05/2115	10,000	9,155

		400,275

Russia — 5.6%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	200,250
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	150,000	155,904

		356,154

Venezuela — 3.9%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	97,530
Petroleos de Venezuela SA 6.00%, 11/15/2026	100,000	32,510

	Par* Value		Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA 5.38%, 04/12/2027		$350,000	$114,065

			244,105

TOTAL CORPORATE BONDS AND NOTES (Cost $1,392,603)			1,235,100

FOREIGN GOVERNMENT BONDS & NOTES — 73.8%
Argentina — 5.7%
Argentine Republic Government International Bond 7.63%, 04/22/2046		190,000	195,320
Argentine Republic Government International Bond 6.88%, 01/26/2027		160,000	164,480

			359,800

Brazil — 7.3%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2018	BRL	400,000	129,119
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	328,113

			457,232

Colombia — 3.7%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	230,625

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Costa Rica — 3.1%
Costa Rica Government International Bond 4.25%, 01/26/2023		$200,000	$196,000

Croatia — 3.6%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	228,000

Dominican Republic — 3.7%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	234,500

Egypt — 1.5%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	95,750

Greece — 0.1%
Hellenic Republic Government Bond 3.00%, 02/24/2035(c)	EUR	10,000	8,709

Hungary — 1.2%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	75,848

Lebanon — 0.8%
Lebanon Government International Bond 6.38%, 03/09/2020		50,000	50,823

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Malaysia — 0.6%
Malaysia Government Bond 3.65%, 10/31/2019	MYR	150,000	$35,168

Mexico — 9.7%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	79,822
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	146,064
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	128,438
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	183,000
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	45,907
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	26,300

			609,531

Mongolia — 3.7%
Mongolia Government International Bond 10.88%, 04/06/2021(b)		200,000	231,714

Morocco — 3.4%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	211,290

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Pakistan — 1.6%
Pakistan Government International Bond 7.88%, 03/31/2036		$ 100,000	$102,533

Poland — 3.1%
Republic of Poland Government Bond 1.50%, 04/25/2020	PLN	700,000	191,910

Romania — 1.0%
Romanian Government International Bond 6.13%, 01/22/2044		50,000	63,279

Serbia — 0.1%
Republic of Serbia 6.75%, 11/01/2024(c)		8,516	8,726

South Africa — 3.2%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023		200,000	202,806

Sri Lanka — 3.3%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)		200,000	206,993

Turkey — 5.2%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)		200,000	207,500
Turkey Government International Bond 7.38%, 02/05/2025		100,000	116,783

			324,283

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Ukraine — 8.2%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(a)	$160,000	$33,632
Ukraine Government International Bond 0.00%, 05/31/2040(b)(d)	50,000	21,900
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	261,750
Ukreximbank Via Biz Finance PLC 8.45%, 02/09/2023(b)(d)	210,000	199,500

		516,782

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $4,583,005)		4,642,302

	Number of Shares

COMMON STOCKS — 0.0%
Brazil — 0.0%
OGX Petroleo e Gas SA, SP ADR**	3,187	2,565

TOTAL COMMON STOCKS (Cost $ — )		2,565

TOTAL INVESTMENTS - 93.4% (Cost $5,975,608)***		5,879,967
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%		414,278

NET ASSETS - 100.0%		$6,294,245

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

*	Par amount denominated in USD unless otherwise noted.
**	Non-income producing.
***	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost****	$5,975,608

Gross unrealized appreciation	$459,399
Gross unrealized depreciation	(555,040)

Net unrealized depreciation	$(95,641)

****	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Investments with a total aggregate value of $33,652 or 0.53% of net assets were in default as of July 31, 2017.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2017 these securities amounted to $1,869,718 or 29.71% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c)	Multi-Step Coupon. Rate disclosed is as of July 31, 2017.
(d)	Floating or variable rate security. Rate disclosed is as of July 31, 2017.

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

Forward foreign currency contracts outstanding as of July 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	70,969	EUR	62,709	09/08/17	TDB	$(3,426)

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SP ADR	Sponsored American Depository Receipt
TDB	Toronto Dominion Bank
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$468,348	$468,348	$—	$—
Brazil	1,645,883	1,645,883	—	—
China	7,542,471	1,424,478	6,117,993	—
Czech Republic	560,131	560,131	—	—
Greece	280,373	280,373	—	—
Hungary	359,821	—	359,821	—
India	2,369,951	820,197	1,549,754	—
Indonesia	664,229	—	664,229	—
Malaysia	769,002	—	769,002	—
Mexico	1,665,281	1,665,281	—	—
Poland	317,271	317,271	—	—
Russia	1,358,884	619,650	739,234	—
South Africa	3,478,020	372,262	3,105,758	—
South Korea	5,152,262	—	5,152,262	—
Taiwan	3,899,174	1,473,029	2,426,145	—
Thailand	852,478	—	852,478	—
Turkey	489,163	—	489,163	—
Preferred Stocks	1,183,890	1,183,890	—	—

Total Investments	$33,056,632	$10,830,793	$22,225,839	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,235,100	$—	$1,235,100	$—
Foreign Government Bonds & Notes	4,642,302	—	4,642,302	—
Common Stocks	2,565	2,565	—	—

Total Assets	$5,879,967	$2,565	$5,877,402	$—

Liabilities	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(3,426)	$—	$(3,426)	$—

Total Liabilities	$(3,426)	$—	$(3,426)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, The DuPont Capital Emerging Markets Fund had transfers from Level 2 to Level 1 of $830,502. There were no transfers between Levels 1, 2, and 3 in the DuPont Capital Emerging Markets Debt Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended July 31, 2017, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(23,656)	$23,656

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

EIC VALUE FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 83.4%
Basic Materials — 3.2%
PPG Industries, Inc.	79,650	$8,383,162

Communications — 7.8%
Cisco Systems, Inc.	175,930	5,532,998
eBay, Inc.*	261,150	9,330,890
Verizon Communications, Inc.	114,575	5,545,430

		20,409,318

Consumer, Cyclical — 9.5%
CVS Health Corp.	82,625	6,604,216
Honda Motor Co. Ltd., SP ADR	45,850	1,284,717
Target Corp.	120,375	6,821,651
Wal-mart Stores, Inc.	124,935	9,993,551

		24,704,135

Consumer, Non-cyclical — 18.6%
GlaxoSmithKline PLC, SP ADR	197,275	7,993,583
Johnson & Johnson	49,775	6,606,138
Kroger Co. (The)	240,925	5,907,481
McKesson Corp.	32,925	5,329,570
Medtronic PLC	96,175	8,075,815
Pepsico, Inc.	75,350	8,786,564
Procter & Gamble Co. (The)	63,115	5,732,104

		48,431,255

Energy — 7.6%
ConocoPhillips	152,875	6,935,939
Diamond Offshore Drilling, Inc.*	344,985	4,284,714
Exxon Mobil Corp.	107,650	8,616,306

		19,836,959

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 21.7%
American Express Co.	101,695	$8,667,465
Franklin Resources, Inc.	76,860	3,441,791
PNC Financial Services Group, Inc. (The)	65,935	8,492,428
SunTrust Banks, Inc.	89,630	5,134,903
Torchmark Corp.	72,705	5,741,514
Travelers Cos, Inc. (The)	63,665	8,154,850
US BanCorp	163,875	8,649,322
Wells Fargo & Co.	153,550	8,282,487

		56,564,760

Industrial — 3.0%
United Parcel Service, Inc., Class-B	71,550	7,891,250

REITs-Diversified — 1.7%
Annaly Capital Management, Inc. REIT	366,550	4,409,596

REITs-Office Property — 1.1%
Mack-Cali Realty Corp. REIT	110,830	2,908,179

Technology — 5.4%
Microsoft Corp.	89,675	6,519,372
QUALCOMM, Inc.	34,800	1,851,012
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	159,435	5,733,282

		14,103,666

Utilities — 3.8%
Exelon Corp.	255,885	9,810,631

TOTAL COMMON STOCKS (Cost $163,013,446)		217,452,911

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 16.5%
Money Market Fund — 16.5%
Dreyfus Institutional Treasury Securities Advantage Fund, Premier Shares 0.52%(a)	43,084,318	$43,084,318

TOTAL SHORT-TERM INVESTMENT (Cost $43,084,318)		43,084,318

TOTAL INVESTMENTS - 99.9% (Cost $206,097,764)**		260,537,229
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		390,207

NET ASSETS - 100.0%		$260,927,436

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$206,097,764

Gross unrealized appreciation	$55,034,921
Gross unrealized depreciation	(595,456)

Net unrealized appreciation	$54,439,465

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$217,452,911	$217,452,911	$—	$—
Short-Term Investment	43,084,318	43,084,318	—	—

Total Investments	$260,537,229	$260,537,229	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 68.6%
Applications Software — 3.0%
Microsoft Corp. 1.850%, 02/06/2020	$187,000	$187,812
Microsoft Corp. Callable 11/06/2026 at 100 3.300%, 02/06/2027	750,000	775,515

		963,327

Auto-Cars/Light Trucks — 8.0%
Ford Motor Credit Co., LLC 2.021%, 05/03/2019	500,000	500,080
Ford Motor Credit Co., LLC 3.336%, 03/18/2021	500,000	512,478
General Motors Financial Co., Inc. 2.350%, 10/04/2019	500,000	501,797
General Motors Financial Co., Inc. Callable 06/06/2021 at 100 3.200%, 07/06/2021	500,000	507,636
General Motors Financial Co., Inc. Callable 03/09/2023 at 100 3.700%, 05/09/2023	500,000	510,354

		2,532,345

Beverages-Non-alcoholic — 1.6%
Coca-Cola Co. (The) 1.375%, 05/30/2019	500,000	499,080

Commercial Banks Non-US — 0.8%
Santander UK PLC 3.050%, 08/23/2018	250,000	252,974

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Commercial Banks-Eastern US — 1.4%
CIT Group, Inc. 5.000%, 08/01/2023	$400,000	$433,500

Commercial Banks-Western US — 1.6%
Synchrony Bank Callable 05/15/2022 at 100 3.000%, 06/15/2022	500,000	498,544

Computers — 4.9%
Apple, Inc. Callable 01/09/2022 at 100 2.500%, 02/09/2022	500,000	506,842
Apple, Inc. Callable 02/11/2027 at 100 3.200%, 05/11/2027	500,000	507,200
Dell International LLC / EMC Corp. Callable 03/15/2026 at 100 6.020%, 06/15/2026 (a)	500,000	556,915

		1,570,957

Diversified Banking Institutions — 20.9%
Bank of America Corp. Callable 04/24/2022 at 100 2.313%, 04/24/2023 (b)	500,000	502,515
Barclays PLC 3.200%, 08/10/2021	500,000	509,230
Barclays PLC Callable 01/10/2022 at 100 2.929%, 01/10/2023 (b)	500,000	510,760

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Barclays PLC Callable 05/07/2027 at 100 4.836%, 05/09/2028	$500,000	$519,454
Citigroup, Inc. Callable 05/17/2023 at 100 2.414%, 05/17/2024 (b)	500,000	501,099
Goldman Sachs Group, Inc. (The) Callable 10/28/2026 at 100 3.064%, 10/28/2027 (b)	1,000,000	1,042,012
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100 5.375%, 12/29/2049 (b)(c)(d)	500,000	522,500
JPMorgan Chase & Co. Callable 10/24/2022 at 100 2.543%, 10/24/2023 (b)	500,000	509,688
Morgan Stanley Callable 05/08/2023 at 100 2.532%, 05/08/2024 (b)	1,000,000	1,006,517
Morgan Stanley Callable 07/15/2020 at 100 5.550%, 12/29/2049 (b)(c)(d)	500,000	523,750

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
UBS Group Funding Switzerland AG Callable 05/23/2022 at 100 2.534%, 05/23/2023 (a)(b)	$500,000	$507,828

		6,655,353

Diversified Manufacturing Operations — 1.6%
General Electric Co. Callable 12/09/2019 at 100 2.200%, 01/09/2020	500,000	505,152

E-Commerce/Products — 1.6%
eBay, Inc. Callable 12/30/2022 at 100 2.750%, 01/30/2023	500,000	497,458

Electric-Integrated — 0.6%
Exelon Corp. Callable 05/01/2022 at 100 3.497%, 06/01/2022	200,000	207,086

Electronic Components-Semiconductor — 1.6%
Intel Corp. 2.450%, 07/29/2020	250,000	254,610
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	249,110

		503,720

Finance-Auto Loans — 5.6%
Ally Financial, Inc. 3.250%, 11/05/2018	750,000	759,525
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	511,250

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Finance-Auto Loans — (Continued)
Ally Financial, Inc. 4.250%, 04/15/2021	$500,000	$514,375

		1,785,150

Food-Retail — 2.7%
Whole Foods Market, Inc. Callable 09/03/2025 at 100 5.200%, 12/03/2025	750,000	863,380

Life/Health Insurance — 2.3%
Lincoln National Corp. Callable 09/07/2017 at 100 3.672%, 05/17/2066 (b)	500,000	470,000
Prudential Financial, Inc. 2.095%, 08/15/2018 (b)	250,000	251,648

		721,648

Multi-line Insurance — 0.8%
MetLife, Inc. Callable 06/15/2020 at 100 5.250%, 12/29/2049 (b)(c)(d)	250,000	261,360

Oil Comp-Integrated — 0.8%
Exxon Mobil Corp. Callable 12/01/2025 at 100 3.043%, 03/01/2026	250,000	254,960

Pipelines — 0.8%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (b)(d)	235,000	239,700

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Real Estate Operations/Development — 1.6%
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	$500,000	$517,228

REITS-Shopping Centers — 0.8%
Kimco Realty Corp. Callable 03/01/2021 at 100 3.200%, 05/01/2021	250,000	255,450

Retail-Discount — 0.8%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	249,655

Retail-Mail Order — 1.6%
QVC, Inc. 4.375%, 03/15/2023	500,000	513,557

Super-Regional Banks-US — 1.6%
Wells Fargo & Co. Callable 10/31/2022 at 100 2.541%, 10/31/2023 (b)	500,000	510,170

Telephone-Integrated — 1.6%
Verizon Communications, Inc. 2.250%, 03/16/2022 (b)	500,000	506,717

TOTAL CORPORATE BONDS AND NOTES (Cost $21,382,069)		21,798,471

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 27.7%
0.973%, 10/26/2017(e)	$1,500,000	$1,496,148
1.000%, 05/31/2018	2,500,000	2,494,925
1.250%, 04/30/2019	1,000,000	998,438
2.125%, 06/30/2022	475,000	481,364
2.000%, 07/31/2022	750,000	755,479
1.625%, 02/15/2026	1,000,000	952,344
1.500%, 08/15/2026	1,750,000	1,640,898

		8,819,596

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,898,296)		8,819,596

TOTAL INVESTMENTS - 96.3% (Cost $30,280,365)*		30,618,067
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%		1,179,367

NET ASSETS - 100.0%		$31,797,434

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$30,280,365

Gross unrealized appreciation	$461,456
Gross unrealized depreciation	(123,754)

Net unrealized appreciation	$337,702

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2017, these securities amounted to $1,064,743 or 3.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of July 31, 2017.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Fix-to Float Security. Rate shown is as of July 31, 2017.
(e)	Rate disclosed represents the yield-to-maturity as of July 31, 2017.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. The Fund’s investment adviser has selected this classification system because they believe that it best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter (“OTC”) market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$21,798,471	$—	$21,798,471	$—
U.S. Treasury Obligations	8,819,596	—	8,819,596	—

Total Investments	$30,618,067	$—	$30,618,067	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — 50.3%
Agriculture — 0.5%
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25 (b)	Baa3/BBB+	$180	$193,541

Airlines — 2.3%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A(c)	NR/BBB-	301	313,442
American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, 08/15/30	Aa3/NR	200	206,840
American Airlines 2017-2 Class AA Pass Through Trust, 3.35%, 04/15/31	Aa3/NR	288	288,000
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A(c)	A3/BBB+	126	131,517

			939,799

Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	145	152,526
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36 (b)	A3/A-	115	127,139
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46 (b)	A3/A-	138	154,984
Constellation Brands, Inc., Co. Gty., 2.70%, 05/09/22 (b)	Baa3/BBB-	63	63,379

			498,028

Diversified Financial Services — 15.4%
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	320	356,576
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	118	124,429
Barclays PLC, Sub. Notes, 4.836%, 05/09/28 (b)	Baa3/BB+	305	316,867
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A-	267	269,139
Citigroup, Inc., Sr. Unsec. Notes, 2.632%, 09/01/23 (b)(d)	Baa1/BBB+	203	207,423
Citigroup, Inc., Sr. Unsec. Notes, 3.887%, 01/10/28 (b)(d)	Baa1/BBB+	200	204,851
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	181	191,952
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	174	198,394
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20	A1/AA-	215	217,309
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/A+	75	83,030
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21 (b)(d)(e)	A3/A	437	460,725
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.50%, 11/16/26 (b)	A3/BBB+	182	181,567
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.064%, 10/28/27 (b)(d)	A3/BBB+	250	260,503
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 06/30/30 144A(b)(d)(e)	Baa1/BBB-	325	515,736
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(d)	Baa2/BBB+	350	357,728
Intesa Sanpaolo SpA., Co. Gty., 3.875%, 01/15/19	Baa1/BBB-	200	204,846
Intesa Sanpaolo SpA., Sub. Notes, 5.71%, 01/15/26 144A	Ba1/BB	225	238,708
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(d)(e)	Baa3/BBB-	387	401,512
JPMorgan Chase & Co., Sr. Unsec. Notes, 2.70%, 05/18/23 (b)	A3/A-	260	259,267
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/BBB+	425	464,135
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/BBB+	40	41,153
Nasdaq Inc., Sr. Unsec. Notes, 3.85%, 06/30/26 (b)	Baa2/BBB	238	244,305
Royal Bank of Scotland Group PLC, 7.64%, 09/30/17 (b)(d)(e)	Ba3/B+	200	191,750
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	145	180,952
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19 (b)	NR/BBB-	164	165,242
Trinity Acquisition PLC, Co. Gty., 4.40%, 03/15/26 (b)	Baa3/BBB	43	45,266

			6,383,365

See accompanying Notes to the Quarterly Portfolio of Investments.

1

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)
Energy — 3.2%
Andeavor, Co. Gty., 4.75%, 12/15/23 144A(b)	Baa3/BBB-	$53	$57,181
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(d)	NR/BBB+	300	303,835
Cimarex Energy Co., 3.90%, 05/15/27 (b)	Baa3/BBB-	75	76,417
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	189	192,308
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44 (b)	Baa2/BBB	118	114,963
McDermott International, Inc., Sec. Notes, 8.00%, 05/01/21 144A(b)	B2/BB-	127	129,381
Petrobras Global Finance BV, Co. Gty., 7.375%, 01/17/27	B1/BB-	50	54,125
Petroleos Mexicanos, Co. Gty., 6.75%, 09/21/47 144A	Baa3/BBB+	205	215,660
Rice Energy, Inc., Co. Gty., 7.25%, 05/01/23 (b)	B3/BB-	75	80,531
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24 (b)	Baa3/BBB	80	84,294
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25 (b)	Baa3/BBB	35	35,945

			1,344,640

Food — 0.6%
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26 (b)	Baa1/BBB+	26	27,244
Rite Aid Corp., Co. Gty., 6.75%, 06/15/21 (b)	B3/B-	43	44,673
Smithfield Foods, Inc., Co. Gty., 4.25%, 02/01/27 144A(b)	Ba2/BBB-	183	189,956

			261,873

Healthcare — 0.4%
Allergan Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB	11	11,985
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23 144A(b)	Ba2/BBB-	31	31,930
Mylan NV, Co. Gty., 3.95%, 06/15/26 (b)	Baa3/BBB-	69	70,377
Mylan NV, Co. Gty., 5.25%, 06/15/46 (b)	Baa3/BBB-	30	32,805

			147,097

Household & Personal Products — 0.9%
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26 (b)	Baa3/BBB-	107	114,467
Reckitt Benckiser Treasury Services PLC, Co. Gty., 3.00%, 06/26/27 144A(b)	A3/A-	261	259,104

			373,571

Industrial — 1.6%
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	213,915
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	107,527
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/26 144A(b)	Baa2/BBB	141	139,998
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	69,677
United Technologies Corp., Sr. Unsec. Notes, 1.50%, 11/01/19	A3/A-	139	138,585

			669,702

Insurance — 6.3%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(d)	Baa1/BBB	325	381,062
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	148,184
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/68 (b)(d)	Baa2/BBB-	325	443,625
Brighthouse Financial, Inc., Co. Gty., 4.70%, 06/22/47 144A(b)	Baa3/BBB+	192	190,106
Liberty Mutual Group, Inc., Co. Gty., 4.151%, 03/07/67 144A(b)(d)	Baa3/BB+	408	399,840

See accompanying Notes to the Quarterly Portfolio of Investments.

2

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Massachusetts Mutual Life Insurance Co., 4.90%, 04/01/77 144A	NR/AA-	$179	$194,341
MetLife, Inc., 6.40%, 12/15/66 (b)	Baa2/BBB	216	249,728
Principal Financial Group, Inc., Co. Gty., 3.10%, 11/15/26 (b)	Baa1/BBB+	195	194,389
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(d)	Baa2/BBB+	400	425,500

			2,626,775

Lodging — 0.4%
Wyndham Worldwide Corp., 4.50%, 04/01/27 (b)	Baa3/BBB-	181	187,974

Media — 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26 144A(b)	B1/BB+	94	101,050
Charter Communications Operating, LLC / Charter Communications Operating Capital., Sr. Sec. Notes, 4.464%, 07/23/22 (b)	Ba1/BBB-	220	235,425
Comcast Corp., Co. Gty., 3.30%, 02/01/27 (b)	A3/A-	203	207,079
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	264,062
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27 144A(b)	Ba3/BB	48	49,026
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	453,156

			1,309,798

Mining — 1.8%
BHP Billiton Finance USA Ltd., Co. Gty., 6.75%, 10/19/75 144A(b)(d)	Baa2/BBB+	200	229,500
First Quantum Minerals Ltd., Co. Gty., 7.25%, 04/01/23 144A(b)	B3/B-	200	206,000
FMG Resources August 2006 Pty Ltd., Co. Gty., 4.75%, 05/15/22 144A(b)	Ba2/BB	20	20,550
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Ba3/BB	296	287,120

			743,170

Pipe Lines Ex Natural Gas — 3.6%
Enbridge, Inc., Sr. Unsec. Notes, 5.50%, 12/01/46 (b)	Baa2/BBB+	136	156,587
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(d)	Baa2/BBB-	211	215,220
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BB+	175	189,545
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	142,972
MPLX LP, 5.20%, 03/01/47 (b)	Baa3/BBB-	117	120,878
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	377,400
Sabine Pass Liquefaction, LLC, 4.20%, 03/15/28 (b)	Baa3/BBB-	185	187,910
Spectra Energy Partners LP, Sr. Unsec. Notes, 3.375%, 10/15/26 (b)	Baa2/BBB+	97	96,330

			1,486,842

Technology — 1.8%
j2 Cloud Services, LLC / j2 Global Co-Obligor, Inc., Co. Gty., 6.00%, 07/15/25 144A(b)	Ba3/BB	100	104,125
NXP BV / NXP Funding, LLC, Sr. Unsec. Notes, 3.875%, 09/01/22 144A	Ba1/BBB-	448	465,920
QUALCOMM, Inc., Sr. Unsec. Notes, 3.25%, 05/20/27 (b)	A1/A	157	158,116

			728,161

Telecommunications — 2.9%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	292,159

See accompanying Notes to the Quarterly Portfolio of Investments.

3

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	$70	$67,219
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	560	592,903
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	B2/B+	128	130,240
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	58,387
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	66,155

			1,207,063

Utilities — 4.2%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa2/BBB	100	107,054
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26 (b)	Baa2/BBB	193	200,151
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	182,439
Electricite de France SA, Jr. Sub. Notes, 5.25%, 01/29/23 144A(b)(d)(e)	Baa3/BB	208	215,020
Enel Finance International NV, Co. Gty., 4.75%, 05/25/47 144A	Baa2/BBB	200	213,158
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26 (b)	Baa2/BBB-	91	92,136
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47 (b)	Baa3/BB+	79	80,805
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47 (b)	Baa1/BBB+	167	171,104
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46 (b)	Baa1/A-	98	94,081
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47 (b)	Baa1/A-	211	219,467
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	182,528

			1,757,943

TOTAL CORPORATE BONDS AND NOTES (Cost $20,049,084)			20,859,342

ASSET BACKED SECURITIES — 17.4%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 07/08/20 (b)	NR/AAA	175	175,112
Antares CLO 2017-1 Ltd., Class B, 3.581%, 07/20/28 144A(b)(c)(d)	NR/AA	275	275,528
BCC Funding XIII, LLC, Series 2016-1, Class A2, 2.20%, 12/20/21 144A(b)(c)	Aa2/NR	352	351,799
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 3.467%, 07/27/26 144A(b)(c)(d)	A1/NR	500	499,690
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20 (b)	Aaa/AAA	440	440,402
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AAA	40	40,320
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20 144A(b)	NR/AAA	175	175,769
CPS Auto Trust, Series 2016-D, Class B, 2.11%, 03/15/21 144A(b)	NR/AA	281	280,304
DRB Prime Student Loan Trust 2016-B, Class A2, 2.89%, 06/25/40 144A(b)	Aa2/NR	90	90,993
DRB Prime Student Loan Trust 2017-A, Class A2B, 2.85%, 05/27/42 144A(b)	Aaa/NR	387	389,500
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20 144A(b)	Aa1/AA	121	121,121
DT Auto Owner Trust, Series 2016-1A, Class B, 2.79%, 05/15/20 144A(b)	NR/AA	198	198,115
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20 144A(b)	NR/AA	115	116,180
Golub Capital Partners CLO 19B-R Ltd., Class A2, 2.992%, 07/26/29 144A(b)(c)(d)	Aa2/NR	340	338,589
Greystone Commercial Real Estate Notes 2017-FL1 Ltd., Class A, 2.776%, 03/15/27 144A(b)(c)(d)	Aaa/NR	100	100,039
IVY Hill Middle Market Credit Fund XII Ltd., Class A2, 3.563%, 07/20/29 144A(b)(c)(d)	Aa2/NR	340	341,894
MVW Owner Trust, Series 2016-1A, Class A, 2.25%, 12/20/33 144A(b)	NR/A+	159	157,613
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 2.582%, 09/27/21 144A(d)	Aaa/NR	309	311,218

See accompanying Notes to the Quarterly Portfolio of Investments.

4

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

ASSET BACKED SECURITIES — (Continued)
NextGear Floorplan Master Owner Trust, Class A2, 2.54%, 04/18/22 144A(b)	Aaa/AAA	$265	$266,053
North End CLO, Ltd., Series 2013-1A, Class B, 2.954%, 07/17/25 144A(b)(c)(d)	NR/AA	1,000	985,040
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 09/15/34 144A(b)	Aaa/AAA	300	303,882
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26 144A(b)	NR/AA	94	94,673
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.56%, 07/25/40 144A(b)(d)	NR/A+	201	201,486
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/41 144A(b)(c)	NR/A+	293	308,656
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	236	233,657
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	19	19,137
Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42 144A(b)	NR/A	126	127,439
VSE VOI Mortgage LLC, Series 2016-A, Class A, 2.54%, 07/20/33 144A(b)	NR/A+	268	267,687

TOTAL ASSET BACKED SECURITIES (Cost $7,209,026)			7,211,896

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, 2.326%, 07/15/30 144A(d)	NR/AAA	50	49,999
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 05/10/35 144A(d)	Baa1/NR	350	350,455
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.431%, 12/10/49(b)(d)	NR/NR	67	67,914
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.81%, 01/25/48 144A(b)(d)	NR/NR	90	91,073
Latitude Management Real Estate Investors, Inc., Series 2016-CRE2, Class A, 2.927%, 11/24/31 144A(b)(c)(d)	Aaa/NR	125	125,973
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.432%, 10/15/30 144A(d)	NR/A	540	547,292
MSDB Trust, Series 2017-712F, Class C, 3.749%, 07/11/39 144A(d)	NR/A-	31	31,288
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 2.276%, 04/15/32 144A(b)(c)(d)	Aaa/NR	17	16,879
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 4.659%, 01/15/27 144A(c)(d)	NR/BB	450	440,982
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 4.409%, 02/15/27 144A(c)(d)	NR/BB	225	229,926

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,932,315)			1,951,781

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.9%
FHLMC Gold Pool TBA, 3.50%, 08/01/47	Aaa/AA+	810	834,490
FNMA Pool TBA, 2.50%, 04/25/29	Aaa/AA+	1,340	1,351,149
FNMA Pool TBA, 4.00%, 08/01/47	Aaa/AA+	1,140	1,200,162
FNMA Pool TBA, 3.00%, 08/01/47	Aaa/AA+	640	641,000
GNMA Pool TBA, 3.50%, 12/20/44	Aaa/AA+	1,250	1,298,828

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,296,474)			5,325,629

MUNICIPAL BONDS — 1.0%
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	416,459

TOTAL MUNICIPAL BONDS (Cost $380,901)			416,459

See accompanying Notes to the Quarterly Portfolio of Investments.

5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value

U.S. TREASURY OBLIGATIONS — 9.2%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	$380	$355,882
United States Treasury Inflation Indexed Bond, 1.00%, 02/15/46	Aaa/AA+	119	118,271
United States Treasury Note, 1.75%, 05/31/22	Aaa/AA+	143	142,608
United States Treasury Note, 1.875%, 04/30/22	Aaa/AA+	191	191,470
United States Treasury Note, 2.00%, 05/31/24	Aaa/AA+	107	106,183
United States Treasury Note, 2.125%, 02/29/24	Aaa/AA+	190	191,129
United States Treasury Note, 2.25%, 02/15/27	Aaa/AA+	1,943	1,936,302
United States Treasury Note, 3.00%, 02/15/47	Aaa/AA+	730	743,724

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,773,836)			3,785,569

		Number of Shares
PREFERRED STOCK — 1.3%
Diversified Financial Services — 1.3%
CoBank ACB, 6.25%(b)(d)(e)	NR/BBB+	5,200	546,163

TOTAL PREFERRED STOCK (Cost $542,100)			546,163

REGISTERED INVESTMENT COMPANY — 15.5%
BlackRock Liquidity Funds Fedfund Portfolio, Institutional Shares, 0.88%(f)	Aaa/AA+	6,437,870	6,437,870

TOTAL REGISTERED INVESTMENT COMPANY (Cost $6,437,870)			6,437,870

TOTAL INVESTMENTS - 112.3% (Cost $45,621,606)*			46,534,709
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.3)%			(5,081,689)

NET ASSETS - 100.0%			$41,453,020

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate Cost**	$45,621,606

Gross unrealized appreciation	$1,026,603
Gross unrealized depreciation	(113,500)

Net unrealized appreciation	$913,103

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2017 and may have changed subsequently.
(b)	This security is callable.
(c)	Security is deemed illiquid at July 31, 2017.
(d)	Floating or variable rate security. Rate disclosed is as of July 31, 2017.
(e)	Security is perpetual. Date shown is next call date.
(f)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2017, these securities amounted to $15,357,030 or 37.0% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.

Legend
CLO	Collateralized Loan Obligation
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Federal Home Loan Mortgage Corp. (Multi-Family)
GNMA	Government National Mortgage Association
GO	General Obligations
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NR	Not Rated
PLC	Public Limited Company
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
TBA	To Be Announced
Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments.

7

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Insight Investment Grade Bond Fund’s (the “Fund“), net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$20,859,342	$—	$20,859,342	$—
Asset Backed Securities	7,211,896	—	7,211,896	—
Commercial Mortgage-Backed Securities	1,951,781	—	1,951,781	—
Residential Mortgage-Backed Securities	5,325,629	—	5,325,629	—
Municipal Bonds	416,459	—	416,459	—
U.S. Treasury Obligations	3,785,569	—	3,785,569	—
Preferred Stock	546,163	546,163	—	—
Registered Investment Company	6,437,870	6,437,870	—	—

Total Investments	$46,534,709	$6,984,033	$39,550,676	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

LATEEF FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.3%
Consumer, Cyclical — 12.3%
Advance Auto Parts, Inc.	18,149	$2,032,869
Delphi Automotive PLC	60,622	5,481,441
Dollar General Corp.	22,205	1,668,928
Newell Brands, Inc.	69,098	3,642,847

		12,826,085

Consumer, Non-cyclical — 26.5%
Allergan PLC (Ireland)	21,964	5,542,176
Anthem, Inc.	19,570	3,644,130
Celgene Corp.*	29,382	3,978,617
Danaher Corp.	75,545	6,156,162
Quintiles IMS Holdings, Inc.*	55,739	5,047,166
Sabre Corp.	146,044	3,231,954

		27,600,205

Energy — 1.8%
Schlumberger Ltd.	28,378	1,946,731

Financial — 17.4%
Northern Trust Corp.	24,970	2,185,125
Progressive Corp. (The)	74,358	3,504,492
Raymond James Financial, Inc.	39,190	3,260,216
SVB Financial Group*	23,164	4,133,384
Synchrony Financial	101,232	3,069,354
Willis Towers Watson PLC	13,204	1,965,811

		18,118,382

Industrial — 13.5%
Canadian Pacific Railway Ltd.	28,291	4,423,864
Keysight Technologies, Inc.*	113,976	4,740,262
XPO Logistics, Inc.*	81,733	4,912,971

		14,077,097

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — 27.8%
Alphabet, Inc., Class A*	7,844	$7,416,502
Autodesk, Inc.*	52,085	5,770,497
Facebook, Inc., Class A*	39,424	6,672,512
Visa, Inc., Class A	91,714	9,131,046

		28,990,557

TOTAL COMMON STOCKS (Cost $83,263,775)		103,559,057

TOTAL INVESTMENTS - 99.3% (Cost $83,263,775)**		103,559,057

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		699,272

NET ASSETS - 100.0%		$104,258,329

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$83,263,775

Gross unrealized appreciation	$21,941,220
Gross unrealized depreciation	(1,645,938)

Net unrealized appreciation	$20,295,282

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$103,559,057	$103,559,057	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

3

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.3%
Consumer Discretionary — 21.2%
Best Buy Co., Inc.	24,527	$1,430,905
Carnival Corp. (Panama)	9,422	629,201
General Motors Co.	15,256	548,911
Kohl’s Corp.	11,054	457,083

		3,066,100

Consumer Staples — 5.3%
Procter & Gamble Co. (The)	1,339	121,608
Sysco Corp.	2,377	125,078
Wal-Mart Stores, Inc.	6,411	512,816

		759,502

Energy — 12.2%
Andeavor	6,325	629,527
Marathon Petroleum Corp.	10,488	587,223
Valero Energy Corp.	7,898	544,725

		1,761,475

Financials — 32.8%
Aflac, Inc.	7,465	595,334
Arthur J Gallagher & Co.	2,369	139,273
Assurant, Inc.	5,296	557,510
Fifth Third BanCorp	22,876	610,789
Marsh & McLennan Cos, Inc.	1,769	137,929
Principal Financial Group, Inc.	18,141	1,210,912
Torchmark Corp.	1,715	135,434
Unum Group	24,461	1,226,230
US BanCorp	2,470	130,367

		4,743,778

Health Care — 2.0%
Becton Dickinson and Co.	661	133,125
UnitedHealth Group, Inc.	785	150,571

		283,696

Industrials — 9.0%
3M Co.	667	134,180
Boeing Co. (The)	757	183,542
General Dynamics Corp.	707	138,805
Illinois Tool Works, Inc.	2,006	282,264
Northrop Grumman Corp.	548	144,195

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
Raytheon Co.	855	$146,863
Republic Services, Inc.	2,129	136,724
Waste Management, Inc.	1,852	139,178

		1,305,751

Information Technology — 14.9%
Amphenol Corp., Class A	1,876	143,739
Corning, Inc.	40,393	1,177,052
DXC Technology Co.	2,044	160,209
Hewlett Packard Enterprise Co.	23,768	416,178
Paychex, Inc.	2,029	117,378
Texas Instruments, Inc.	1,653	134,521

		2,149,077

Telecommunication Services — 2.9%
CenturyLink, Inc.	18,158	422,537

TOTAL COMMON STOCKS (Cost $12,592,919)		14,491,916

TOTAL INVESTMENTS - 100.3% (Cost $12,592,919)*		14,491,916

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(47,092)

NET ASSETS - 100.0%		$14,444,824

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$12,592,919

Gross unrealized appreciation	$1,988,549
Gross unrealized depreciation	(89,552)

Net unrealized appreciation	$1,898,997

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,491,916	$14,491,916	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 99.1%
Alaska — 0.1%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	418,969

Arizona — 2.0%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,308,600

California — 1.6%
California Health Facilities Financing Authority, Series A, 5.00%, 11/01/27	950,000	1,191,766
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,783,100

		4,974,866

Florida — 0.5%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	640,000	646,067
Tampa Bay Water, Series B, Prerefunded, ETM, 5.00%, 10/01/18	1,000,000	1,046,410

		1,692,477

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Georgia — 0.7%
Metropolitan Atlanta Rapid Transit Authority, Series C, Callable 07/01/26 at 100, 5.00%, 07/01/29	1,620,000	1,972,026
Municipal Electric Authority Power Revenue, Series W, Unrefunded portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	260,000	265,977

		2,238,003

Guam — 0.6%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	2,001,348

Hawaii — 87.2%
Hawaii County GO, Series A, Prerefunded 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,734,655
Hawaii County GO, Series A, Prerefunded 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,654,806
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	590,885
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/31	5,045,000	6,127,657
Hawaii County GO, Series A, Callable 03/01/27 at 100, 5.00%, 09/01/34	5,775,000	6,916,256
Hawaii County GO, Series D, 5.00%, 09/01/24	1,450,000	1,772,132

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series D, Callable 03/01/26 at 100, 5.00%, 09/01/28	1,000,000	1,216,900
Hawaii County GO, Series E, 5.00%, 09/01/24	1,000,000	1,222,160
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31	3,120,000	3,253,599
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA/FHLMC Insured)	3,670,000	3,884,952
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	448,484
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	2,700,000	2,998,377
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,127,594

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,894,450
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/23	1,000,000	1,117,950
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,040,000	2,276,885
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,472,883
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,118,570
Hawaii State Airports System Revenue, Series A, MWC, 2.33%, 07/01/21	1,395,000	1,397,790
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	561,415

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,526,587
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidiary, Callable 07/01/19 at 100, 6.50%, 07/01/39	600,000	646,782
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company, AMT, MWC, 3.10%, 05/01/26	2,350,000	2,384,192
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,525,539
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	594,671
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	11,000,000	12,572,120

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	795,468
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/21	1,370,000	1,550,278
Hawaii State Department of Hawaiian Home Lands Revenue, Callable 04/01/27 at 100, 5.00%, 04/01/28	850,000	1,040,102
Hawaii State Department of Hawaiian Home Lands Revenue, Callable 04/01/27 at 100, 5.00%, 04/01/32	335,000	398,208
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Callable 11/01/27 at 100, 5.00%, 11/01/28	1,170,000	1,445,722
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Callable 11/01/27 at 100, 5.00%, 11/01/30	800,000	969,184
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Callable 11/01/27 at 100, 5.00%, 11/01/31	815,000	982,499

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,463,588
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	710,000	731,591
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/28	3,015,000	3,106,686
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	75,000	77,309
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/28	75,000	77,309
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,780,566
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,267,030
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,765,000	2,046,200
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	179,695

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	1,790,000	2,075,183
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	885,000	1,025,998
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/26	1,150,000	1,333,218
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,878,099
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,155,000	1,339,015
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/28	935,000	1,083,964
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/29	1,700,000	1,970,844
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	2,005,624
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/27	1,725,000	1,999,827

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	347,796
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,431,760
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,095,000	1,269,455
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	289,391
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,321,380
Hawaii State GO, Series EE, 4.00%, 11/01/17	450,000	453,514
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	1,605,000	1,904,188
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	55,000	65,253
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,720,294
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	85,000	100,845

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	740,000	877,943
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	90,000	106,777
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	877,943
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	20,000	23,728
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	100,000	118,474
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,365,000	1,611,096
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	345,000	406,244
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	340,000	399,231
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,201,840

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	445,000	536,234
Hawaii State GO, Series EH, Prerefunded, ETM, 5.00%, 08/01/23	110,000	132,552
Hawaii State GO, Series EH, Unrefunded portion, 5.00%, 08/01/23	345,000	416,174
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,206,300
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,501,651
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	171,587
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,560,000	1,875,339
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,224,140
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,060,000	1,203,535
Hawaii State GO, Series EW, 5.00%, 10/01/18	2,000,000	2,094,960
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,980,000	3,632,471
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,620,400
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	6,164,250
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	2,000,000	2,243,860

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	12,135,700
Hawaii State GO, Series FK, 4.00%, 05/01/22	2,000,000	2,254,520
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 05/01/33	2,500,000	3,003,900
Hawaii State GO, Series FN, 5.00%, 10/01/26	5,000,000	6,268,850
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	239,303
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,125,000	3,473,781
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/19	380,000	396,424
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,250,000	1,410,512
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,381,082
Hawaii State Highway Fund Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,301,787

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/28	875,000	1,075,436
Hawaii State Highway Fund Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	6,100,050
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	510,000	621,154
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	361,470
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,647,406
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,837,905
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,066,501
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,370,600

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Prerefunded 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,183,715
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	4,855,000	5,724,919
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	3,365,000	3,966,090
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,581,160
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/31	450,000	525,429
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,296,961
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,507,060
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/37	400,000	466,012
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/38	225,000	261,774

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,161,850
Honolulu City & County GO, Series A, Prerefunded, ETM, 5.00%, 04/01/18	4,790,000	4,918,132
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	210,000	215,746
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,085,520
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,054,120
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,050,000	2,423,018
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,564,157
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/18	1,000,000	1,047,480
Honolulu City & County GO, Series B, Refunding, 5.00%, 12/01/18	1,000,000	1,053,980
Honolulu City & County GO, Series B, Refunding, 5.00%, 08/01/19	1,220,000	1,316,636

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,183,000
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,848,366
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,429,520
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	3,500,000	4,193,665
Honolulu City & County GO, Series D, Prerefunded 09/01/19 at 100, 4.00%, 09/01/21	250,000	265,382
Honolulu City & County Waste Water System Revenue, Refunding, Junior Series A, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,707,400
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	277,932
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,734,910

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	2,000,000	2,464,940
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series A, Callable 07/01/25 at 100, 5.00%, 07/01/29	100,000	121,522
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/21	545,000	602,688
Honolulu City & County Waste Water System Revenue, Senior, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 07/01/35	125,000	146,230
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,059,610
Kauai County GO, Series A, Refunding, 5.00%, 08/01/19	260,000	280,272
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	315,000	370,516

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,350,115
Maui County GO, Refunding, 5.00%, 06/01/20	3,075,000	3,411,590
Maui County GO, Refunding, 5.00%, 06/01/21	1,500,000	1,715,625
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	359,676
University of Hawaii Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,085,900
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,245,617
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	771,107
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,169,810
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	4,600,000	5,643,648
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/29	1,000,000	1,221,850

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/31	1,000,000	1,205,350

		278,378,484

Illinois — 1.3%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,144,565

Maryland — 0.4%
Maryland State GO, Series B, Callable 08/01/22 at 100, 5.00%, 08/01/23	1,000,000	1,182,080

Massachusetts — 0.9%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Contract Assistance, Series B, Refunding, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,728,200

New Jersey — 0.1%
Passaic Valley Sewage Commission Revenue, Series G, Refunding, 5.75%, 12/01/21	300,000	352,125

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — 3.7%
Austin Independent School District, Series B, Refunding, 5.00%, 08/01/25, (PSF-GTD Insured)	2,500,000	3,089,000
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE Insured)	2,630,000	2,321,554
Houston Combined Utility System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,469,020
Lewisville Independent School District, GO, Series B, Refunding, 5.00%, 08/15/25	3,000,000	3,692,340
Texas State Transportation Commission Mobility Fund GO, Callable 04/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,193,080

		11,764,994

TOTAL MUNICIPAL BONDS (Cost $306,405,676)		316,184,711

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%(a)	6,381,370	6,381,370

TOTAL REGISTERED INVESTMENT COMPANY (Cost $6,381,370)		6,381,370

TOTAL INVESTMENTS - 101.1% (Cost $312,787,046)*		322,566,081
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(3,373,889)

NET ASSETS - 100.0%		$319,192,192

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$312,787,046

Gross unrealized appreciation	$10,750,451
Gross unrealized depreciation	(971,416)

Net unrealized appreciation	$9,779,035

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

Portfolio holdings are subject to change at any time.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
MWC	Make Whole Callable
NATL-RE	National Reinsurance Corp.
PSF-GTD	Permanent School Fund Guaranteed

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.7%
Alaska — 0.8%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	519,640

Colorado — 0.8%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	527,705

Florida — 1.0%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	680,394

Georgia — 1.6%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,010,300

Hawaii — 88.3%
Hawaii County GO, Refunding, Series B, 4.00%, 09/01/19	1,185,000	1,257,913
Hawaii County GO, Series A, 5.00%, 09/01/20	1,000,000	1,117,370
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	124,643
Hawaii State Airports System Revenue, AMT, Callable 08/01/2023 at 100, 5.00%, 08/01/27	260,000	293,506

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/19	135,000	144,370
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,259,220
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	534,515
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	830,000	860,029
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	185,000	214,023
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	880,000	903,874
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	421,328
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	40,000	46,666

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/24	495,000	598,569
Hawaii State Department of Budget & Finance, Series B, Pacific Health Obligation, 3.00%, 07/01/19	55,000	56,896
Hawaii State Department of Hawaiian Home Lands, Callable 04/01/19 at 100, 5.13%, 04/01/21	20,000	21,249
Hawaii State Department of Hawaiian Home Lands, Callable 04/01/19 at 100, 5.50%, 04/01/23	125,000	133,511
Hawaii State Department of Hawaiian Home Lands, Refunding, 4.00%, 04/01/20	1,555,000	1,668,593
Hawaii State GO, Prerefunded Series DN, Callable 08/01/18 at 100, 5.13%, 08/01/24	275,000	286,448
Hawaii State GO, Prerefunded Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/24	185,000	198,437
Hawaii State GO, Refunding, Series EA, 5.00%, 12/01/18	500,000	526,990

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,136,285
Hawaii State GO, Series FG, 3.00%, 10/01/20	1,000,000	1,059,820
Hawaii State GO, Refunding, Series DT, 5.00%, 11/01/17	200,000	202,050
Hawaii State GO, Refunding, Series DT, 5.00%, 11/01/19	150,000	163,352
Hawaii State GO, Refunding, Series EA, 4.00%, 12/01/20	1,025,000	1,122,560
Hawaii State GO, Refunding, Series EA, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,025,000	1,185,013
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	250,000	252,562
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	539,705
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	557,915
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,180,490

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	165,000	170,080
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/27	20,000	20,608
Hawaii State GO, Series DN, Prerefunded, Callable 08/01/18 at 100, 5.00%, 08/01/20	210,000	218,484
Hawaii State GO, Series DN, Prerefunded, Callable 08/01/18 at 100, 5.00%, 08/01/21	95,000	98,838
Hawaii State GO, Series DN, Prerefunded, Callable 08/01/18 at 100, 5.00%, 08/01/22	105,000	109,242
Hawaii State GO, Series DN, Prerefunded, Callable 08/01/18 at 100, 5.25%, 08/01/25	130,000	135,573
Hawaii State GO, Series DQ, ETM, 5.00%, 06/01/18	90,000	93,035
Hawaii State GO, Series DQ, Prerefunded, Callable 06/01/19 at 100, 5.00%, 06/01/20	145,000	155,531
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	935,000	1,083,964

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	190,000	220,271
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	190,000	220,271
Hawaii State GO, Series DZ, Prerefunded, ETM, 5.00%, 12/01/19	130,000	141,870
Hawaii State GO, Series DZ, Refunding, ETM, 5.00%, 12/01/20	255,000	287,227
Hawaii State GO, Series EE, ETM, 4.00%, 11/01/22	1,290,000	1,468,820
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	430,000	510,156
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	45,000	53,389
Hawaii State GO, Series EE, Unrefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	25,000	29,618
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,201,840

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/25	500,000	599,965
Hawaii State GO, Series FG, 5.00%, 10/01/22	310,000	367,412
Hawaii State GO, Series FK, 4.00%, 05/01/20	500,000	540,075
Hawaii State GO, Series FK, 4.00%, 05/01/23	500,000	572,395
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.50%, 07/01/22	35,000	37,855
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/24	10,000	10,981
Hawaii State Highway Fund Revenue, Callable 01/01/19 at 100, 5.50%, 01/01/25	140,000	148,926
Hawaii State Highway Fund Revenue, Refunding, Series B, 4.00%, 01/01/18	750,000	759,735

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Refunding, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	519,825
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/18	995,000	1,007,915
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/20	545,000	596,116
Hawaii State Highway Fund Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,128,410
Hawaii State Highway Fund Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,095,060
Hawaii State Housing Finance & Development Corp., HSG-Kuhio PK Terrace, Series A, 3.00%, 04/01/18	115,000	116,492
Hawaii State Housing Finance & Development Corp., Refunding, Series A, 2.70%, 07/01/18, (GNMA/FNMA/FHLMC Insured)	530,000	536,720
Hawaii State Housing Finance & Development Corp., Series B, 2.95%, 07/01/19, (GNMA/FNMA/FHLMC Insured)	35,000	36,113

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 08/01/21 at 100, 5.00%, 08/01/26	700,000	803,740
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/20	320,000	355,363
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	650,000	762,028
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	515,000	616,913
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 3.00%, 07/01/24	350,000	380,740
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	105,000	127,578
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,047,480
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,576,110

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 3.00%, 11/01/18	800,000	820,840
Honolulu City & County GO, Series A, 3.00%, 10/01/19	1,000,000	1,042,860
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/20	90,000	95,977
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/26	60,000	63,985
Honolulu City & County GO, Series A, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	22,186
Honolulu City & County GO, Series A, Prerefunded, ETM, 5.00%, 04/01/18	175,000	179,681
Honolulu City & County GO, Series A, Prerefunded, ETM, 4.00%, 08/01/18	35,000	36,051
Honolulu City & County GO, Series A, Unrefunded, 5.00%, 04/01/18	25,000	25,684
Honolulu City & County GO, Series B, 5.00%, 11/01/20	535,000	601,677

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,087,170
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/27	150,000	163,076
Honolulu City & County GO, Series D, ETM, 5.00%, 09/01/19	115,000	124,435
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,076,310
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,111,730
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,143,930
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series B, 4.00%, 07/01/19	700,000	740,194

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, 3.00%, 07/01/18	90,000	91,735
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	588,515
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Refunding, Series A, Callable 07/01/18 at 100, 5.00%, 07/01/20, (AGM Insured)	125,000	129,639
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, 5.00%, 07/01/19	815,000	876,712
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	555,865

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	552,925
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,111,379
Honolulu City & County Wastewater System Revenue, Senior Series A, Callable 07/01/21 at 100, 5.25%, 07/01/36	35,000	40,429
Kauai County GO, Refunding, Series A, 2.25%, 08/01/17	150,000	150,000
Kauai County GO, Refunding, Series A, 5.00%, 08/01/19	35,000	37,729
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	305,000	321,653
Kauai County GO, Refunding, Series A, 3.00%, 08/01/18	250,000	255,235
Kauai County GO, Refunding, Series A, 4.00%, 08/01/19	100,000	105,828
Kauai County GO, Refunding, Series A, 4.00%, 08/01/20	10,000	10,840

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Series B, 5.00%, 06/01/18	250,000	258,515
Maui County GO, Refunding, 5.00%, 06/01/18	300,000	310,218
Maui County GO, Refunding, 5.00%, 06/01/19	185,000	198,577
Maui County GO, Refunding, 5.00%, 09/01/19	320,000	346,323
Maui County GO, Refunding, 5.00%, 06/01/20	670,000	743,338
Maui County GO, Refunding, 5.00%, 06/01/21	200,000	228,750
Maui County GO, Refunding, 5.00%, 09/01/21	20,000	23,015
University of Hawaii Revenue, Refunding, Series A, 2.00%, 10/01/18	230,000	232,942
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	525,000	604,627
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/24	500,000	579,780

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/18	30,000	31,075
University of Hawaii Revenue, Series B-2, 4.00%, 10/01/17	200,000	201,030
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,385,000	1,450,594

		57,403,720

Idaho — 1.6%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,031,600

Iowa — 0.7%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	445,344

Michigan — 0.1%
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 09/11/17 at 100, 5.00%, 10/01/18	70,000	70,227

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — 1.5%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	467,721
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP Insured)	500,000	523,580

		991,301

New York — 0.7%
New York City GO, Refunding, Series J, 5.00%, 08/01/18	470,000	489,082

Oklahoma — 0.8%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	517,810

Texas — 0.8%
University of Texas System (The), Refunding, Series A, 5.00%, 08/15/17	500,000	500,705

TOTAL MUNICIPAL BONDS (Cost $63,261,998)		64,187,828

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.91%(a)	1,700,651	1,700,651

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,700,651)		1,700,651

TOTAL INVESTMENTS - 101.3% (Cost $64,962,649)*		65,888,479
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%		(861,347)

NET ASSETS - 100.0%		$65,027,132

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$64,962,649

Gross unrealized appreciation	$933,495
Gross unrealized depreciation	(7,665)

Net unrealized appreciation	$925,830

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ETM	Escrowed To Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp.
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – the inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2017, in valuing each Fund’s investments carried at fair value:

Funds	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$316,184,711	$—	$316,184,711	$—
Registered Investment Company	6,381,370	6,381,370	—	—

Total	$322,566,081	$6,381,370	$316,184,711	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$64,187,828	$—	$64,187,828	$—
Registered Investment Company	1,700,651	1,700,651	—	—

Total	$65,888,479	$1,700,651	$64,187,828	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.1%
Biotechnology — 10.9%
Celgene Corp.*	588,271	$79,657,776
Regeneron Pharmaceuticals, Inc.*	202,095	99,353,944

		179,011,720

Business Services — 6.0%
Automatic Data Processing, Inc.	836,534	99,472,258

Credit Services — 9.9%
Mastercard, Inc., Class A	269,042	34,383,568
Visa, Inc., Class A	1,291,403	128,572,083

		162,955,651

Discount Stores — 2.7%
Dollar General Corp.	582,508	43,781,301

Footwear & Accessories — 5.5%
NIKE, Inc., Class B	1,524,156	90,001,412

Information Technology Services — 8.5%
Accenture PLC, Class A	591,267	76,167,015
Gartner, Inc.*	489,907	62,864,866

		139,031,881

Internet Content & Information — 16.3%
Alphabet, Inc., Class A*	41,568	39,302,544
Alphabet, Inc., Class C*	113,874	105,959,757
Facebook, Inc., Class A*	720,783	121,992,523

		267,254,824

Leisure — 4.8%
Priceline Group, Inc. (The)*	39,321	79,762,648

Medical Devices — 4.2%
Align Technology, Inc.*	416,703	69,685,243

Packaged Foods — 3.9%
Nestle SA, SP ADR	767,083	64,657,426

	Number of Shares	Value

COMMON STOCKS — (Continued)
Restaurants — 4.6%
Starbucks Corp.	1,395,266	$75,316,459

Software Application — 6.9%
Adobe Systems, Inc.*	771,463	113,011,615

Software Infrastructure — 6.8%
Microsoft Corp.	440,576	32,029,875
Oracle Corp.	1,582,344	79,006,436

		111,036,311

Specialty Retail — 4.1%
O’Reilly Automotive, Inc.*	327,492	66,906,615

TOTAL COMMON STOCKS (Cost $1,142,306,610)		1,561,885,364

TOTAL INVESTMENTS - 95.1% (Cost $1,142,306,610)**		1,561,885,364
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		79,710,885

NET ASSETS - 100.0%		$1,641,596,249

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$1,142,306,610

Gross unrealized appreciation	$427,577,180
Gross unrealized depreciation	(7,998,426)

Net unrealized appreciation	$419,578,754

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.7%
Australia — 3.1%
CSL, Ltd.	6,572	$662,144

Cayman Islands — 9.2%
Alibaba Group Holding, Ltd., SP ADR*	4,751	736,167
Tencent Holdings, Ltd.	30,500	1,217,377

		1,953,544

Denmark — 1.2%
Novo Nordisk A/S, SP ADR	5,827	247,065

France — 2.5%
Essilor International SA	4,219	534,150

Germany — 2.0%
adidas AG	1,875	428,238

Hong Kong — 3.7%
AIA Group, Ltd.	100,000	786,551

Ireland — 3.7%
Accenture PLC, Class A	6,084	783,741

Israel — 2.6%
Check Point Software Technologies, Ltd.*	5,223	552,489

Switzerland — 7.0%
Nestle SA, Registered Shares	11,839	999,325
SGS SA, Registered Shares	219	484,031

		1,483,356

United Kingdom — 2.8%
Reckitt Benckiser Group PLC	5,981	581,517

United States — 56.9%
Adobe Systems, Inc.*	7,064	1,034,805
Align Technology, Inc.*	5,821	973,446
Alphabet, Inc., Class C*	1,458	1,356,669
Apple, Inc.	3,469	515,944

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Automatic Data Processing, Inc.	6,180	$734,864
Celgene Corp.*	2,758	373,461
Facebook, Inc., Class A*	5,731	969,972
Fastenal Co.	9,218	396,005
Mastercard, Inc., Class A	6,230	796,194
NIKE, Inc., Class B	14,678	866,736
O’Reilly Automotive, Inc.*	3,000	612,900
Priceline Group, Inc. (The)*	338	685,633
Regeneron Pharmaceuticals, Inc.*	1,633	802,815
Starbucks Corp.	13,354	720,849
Visa, Inc., Class A	11,890	1,183,768

		12,024,061

TOTAL COMMON STOCKS (Cost $15,613,148)		20,036,856

TOTAL INVESTMENTS - 94.7% (Cost $15,613,148)**		20,036,856
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		1,112,041

NET ASSETS - 100.0%		$21,148,897

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN GLOBAL GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$15,613,148

Gross unrealized appreciation	$4,675,112
Gross unrealized depreciation	(251,404)

Net unrealized appreciation	$4,423,708

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

4

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.5%
Australia — 3.3%
CSL, Ltd.	1,165	$117,376

Cayman Islands — 10.4%
Alibaba Group Holding, Ltd., SP ADR*	952	147,513
Tencent Holdings, Ltd.	5,600	223,518

		371,031

China — 3.3%
Baidu, Inc., SP ADR*	515	116,570

Denmark — 6.5%
Chr. Hansen Holding A/S	1,523	122,649
Coloplast A/S, Class B	1,243	106,785

		229,434

France — 5.8%
Dassault Systemes SE	1,467	143,909
Essilor International SA	493	62,417

		206,326

Germany — 8.2%
adidas AG	526	120,135
SAP SE	1,612	170,687

		290,822

Ireland — 13.0%
Accenture PLC, Class A	1,198	154,326
Experian PLC	5,778	114,787
ICON PLC*	1,825	191,534

		460,647

Israel — 3.0%
Check Point Software Technologies, Ltd.*	997	105,463

Mexico — 2.0%
Wal-Mart de Mexico SAB de CV	31,285	72,402

	Number of Shares	Value

COMMON STOCKS — (Continued)
Netherlands — 3.9%
RELX NV	6,662	$139,931

Spain — 6.0%
Amadeus IT Group SA	1,848	113,751
Industria De Diseno Textil SA	2,463	97,767

		211,518

Switzerland — 7.4%
Nestle SA, Registered Shares	1,948	164,430
SGS SA, Registered Shares	45	99,458

		263,888

United Kingdom — 20.7%
Bunzl PLC	3,236	97,707
Compass Group PLC	5,824	124,264
Reckitt Benckiser Group PLC	1,646	160,036
Sage Group PLC (The)	17,557	156,134
Unilever PLC	3,449	196,706

		734,847

TOTAL COMMON STOCKS (Cost $2,824,623)		3,320,255

TOTAL INVESTMENTS - 93.5% (Cost $2,824,623)**		3,320,255
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%		230,128

NET ASSETS - 100.0%		$3,550,383

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$2,824,623

Gross unrealized appreciation	$505,836
Gross unrealized depreciation	(10,204)

Net unrealized appreciation	$495,632

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Corporation
SP ADR Sponsored	American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

6

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally

7

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$1,561,885,364	$1,561,885,364	$—	$—

8

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

Funds	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global Growth Fund
Australia	$662,144	$—	$662,144	$—
Cayman Islands	1,953,544	736,167	1,217,377	—
Denmark	247,065	247,065	—	—
France	534,150	—	534,150	—
Germany	428,238	—	428,238	—
Hong Kong	786,551	—	786,551	—
Ireland	783,741	783,741	—	—
Israel	552,489	552,489	—	—
Switzerland	1,483,356	—	1,483,356	—
United Kingdom	581,517	—	581,517	—
United States	12,024,061	12,024,061	—	—

Total	$20,036,856	$14,343,523	$5,693,333	$—

Polen International Growth Fund
Australia	$117,376	$—	$117,376	$—
Cayman Islands	371,031	147,513	223,518	—
China	116,570	116,570	—	—
Denmark	229,434	—	229,434	—
France	206,326	—	206,326	—
Germany	290,822	—	290,822	—
Ireland	460,647	345,860	114,787	—
Israel	105,463	105,463	—	—
Mexico	72,402	72,402	—	—
Netherlands	139,931	—	139,931	—
Spain	211,518	—	211,518	—
Switzerland	263,888	—	263,888	—
United Kingdom	734,847	—	734,847	—

Total	$3,320,255	$787,808	$2,532,447	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period;

9

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for any of the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 83.3%
Consumer Discretionary — 18.1%
Carrols Restaurant Group, Inc.*	184,300	$2,248,460
Fiesta Restaurant Group, Inc.*	106,360	1,786,848
Fogo De Chao, Inc.*	129,585	1,755,877
Gildan Activewear, Inc. (Canada)	61,850	1,863,540
Jamba, Inc.*	105,713	920,760
Stoneridge, Inc.*	125,717	1,918,441
Visteon Corp.*	31,360	3,497,894

		13,991,820

Consumer Staples — 2.2%
SpartanNash Co	60,425	1,676,190

Energy — 0.7%
Golar LNG, Ltd. (Bermuda)	21,315	507,510

Financials — 24.2%
Charter Financial Corp.	90,461	1,626,489
INTL FCStone, Inc.*	61,986	2,425,512
KKR & Co. LP	196,620	3,810,495
Northrim BanCorp, Inc	26,200	763,730
OceanFirst Financial Corp.	41,560	1,125,445
Old National Bancorp	42,560	693,728
Oppenheimer Holdings, Inc., Class A	86,434	1,361,336
People’s United Financial, Inc.	30,972	540,152
Raymond James Financial, Inc.	32,600	2,711,994
State Bank Financial Corp.	49,600	1,361,520
Synovus Financial Corp.	37,014	1,609,369
Valley National Bancorp	57,059	677,861

		18,707,631

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care — 11.0%
Alere, Inc.*(a)	45,300	$2,282,667
Allergan PLC (Ireland)	13,327	3,362,802
Universal Health Services, Inc., Class B	11,750	1,302,252
Zimmer Holdings, Inc.	12,980	1,574,734

		8,522,455

Industrials — 5.1%
Air Transport Services Group, Inc.*	110,900	2,701,524
Caesarstone Ltd. (Israel)*	12,800	449,280
DIRTT Environmental Solutions (Canada)*	164,300	787,802

		3,938,606

Information Technology — 10.3%
Avid Technology, Inc.*	88,500	455,775
CA, Inc.	43,232	1,341,921
Everi Holdings, Inc.*	350,271	2,613,022
Quantum Corp.*(a)	162,884	1,319,360
QuinStreet, Inc.*	295,112	1,147,986
VASCO Data Security International, Inc.*	83,530	1,127,655

		8,005,719

Materials — 8.2%
Celanese Corp., Class A	13,970	1,343,495
Pope Resources LP	10,600	775,390
Tronox Ltd., Class A (Australia)	220,030	4,264,181

		6,383,066

Utilities — 3.5%
National Fuel Gas Co	46,265	2,739,351

TOTAL COMMON STOCKS (Cost $41,091,081)		64,472,348

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 12.5%
United States Treasury Bill, 0.90%, 08/10/17(b)	$3,600,000	$3,599,190
United States Treasury Bill, 0.97%, 09/14/17(b)	$2,500,000	2,497,021
United States Treasury Bill, 1.00%, 10/12/17(b)	$3,600,000	3,592,220

		9,688,431

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,689,011)		9,688,431

TOTAL INVESTMENTS - 95.8% (Cost $50,780,092)**		74,160,779
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%		3,219,068

NET ASSETS - 100.0%		$77,379,847

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$50,780,092

Gross unrealized appreciation	$25,622,481
Gross unrealized depreciation	(2,241,794)

Net unrealized appreciation	$23,380,687

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	The Fund’s portfolio manager is a member of the company’s board of directors and is subject to limited discretionary trading in company securities during periods proximate to earnings announcements or pending corporate actions. Shares held of Quantum Corp. were subject to the Restricted Period from June 12, 2017 and continuing through the third business day following the company’s public release of its earnings. Due to a pending merger, shares held of Alere, Inc. were subject to a Restricted Period during the period ended July 31, 2017. The value of the securities held by the fund, subject to a Restricted Period, was $3,602,027 at July 31, 2017, which represents 4.7% of the Fund’s net assets.
(b)	Rate disclosed represents the yield-to-maturity as of July 31, 2017.

PLC    Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stocks*	$64,472,348	$64,472,348	$—	$—
US Treasury Obligations	9,688,431	—	9,688,431	—

Total Assets	$74,160,779	$64,472,348	$9,688,431	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.9%
Aerospace & Defense — 3.9%
Boeing Co. (The)	11,700	$2,836,782

Beverages — 3.8%
Coca-Cola Co. (The)	60,574	2,776,712

Biotechnology — 3.7%
AbbVie, Inc.	39,023	2,728,098

Chemicals — 3.7%
Dow Chemical Co. (The)	42,091	2,703,926

Commercial Banks — 7.6%
JPMorgan Chase & Co.	30,520	2,801,736
Wells Fargo & Co.	51,159	2,759,516

		5,561,252

Communications Equipment — 3.8%
Cisco Systems, Inc.	88,856	2,794,521

Containers & Packaging — 3.6%
International Paper Co.	48,482	2,665,540

Diversified Telecommunication Services — 7.6%
AT&T, Inc.	70,829	2,762,331
Verizon Communications, Inc.	58,286	2,821,042

		5,583,373

Electric Utilities — 7.7%
Duke Energy Corp.	32,814	2,793,128
Southern Co. (The)	58,531	2,805,391

		5,598,519

Hotels, Restaurants & Leisure — 3.8%
McDonald’s Corp.	17,783	2,758,855

Household Products — 7.6%
Kimberly-Clark Corp.	22,554	2,777,751
Procter & Gamble Co. (The)	30,800	2,797,256

		5,575,007

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrial Conglomerates — 3.8%
General Electric Co.	108,360	$2,775,099

IT Services — 3.8%
International Business Machines Corp.	19,234	2,782,583

Oil, Gas & Consumable Fuels — 11.5%
Buckeye Partners L.P.†	44,007	2,789,604
Enbridge, Inc. (Canada)	67,852	2,813,144
Valero Energy Corp.	41,176	2,839,909

		8,442,657

Pharmaceuticals — 7.7%
Johnson & Johnson	21,413	2,841,933
Pfizer, Inc.	84,655	2,807,160

		5,649,093

REITs — 7.6%
Digital Realty Trust, Inc.	24,449	2,819,948
Omega Healthcare Investors, Inc.	86,175	2,722,268

		5,542,216

Semiconductors & Semiconductor Equipment — 3.9%
QUALCOMM, Inc.	52,873	2,812,315

Tobacco — 3.8%
Philip Morris International, Inc.	23,687	2,764,510

TOTAL COMMON STOCKS (Cost $62,149,822)		72,351,058

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 0.5%
SPDR S&P Dividend ETF	4,468	$401,673

TOTAL EXCHANGE TRADED FUND (Cost $367,968)		401,673

TOTAL INVESTMENTS - 99.4% (Cost $62,517,790)*		72,752,731

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		416,873

NET ASSETS - 100.0%		$73,169,604

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$62,517,790

Gross unrealized appreciation	$11,081,093
Gross unrealized depreciation	(846,152)

Net unrealized appreciation	$10,234,941

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

L.P.	Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt
†	Master Limited Partnership

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$72,351,058	$72,351,058	$—	$—
Exchange Traded Fund	401,673	401,673	—	—

Total Investments	$72,752,731	$72,752,731	$—	$—

*    Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

July 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.2%
Consumer Discretionary — 39.1%
Best Buy Co., Inc.	272,309	$15,886,507
Coach, Inc.	329,893	15,551,156
GameStop Corp., Class A	595,951	12,926,177
Interpublic Group of Cos, Inc. (The)	535,545	11,573,128
Kohl’s Corp.	331,884	13,723,403
L Brands, Inc.	278,404	12,915,162
Macy’s, Inc.	450,990	10,711,012
Mattel, Inc.	522,698	10,464,414
Nordstrom, Inc.	283,800	13,784,166
Staples, Inc.	1,374,602	13,952,210
Tupperware Brands Corp.	204,791	12,432,862
Williams-Sonoma, Inc.	247,185	11,476,800

		155,396,997

Consumer Staples — 3.5%
Coca-Cola Co. (The)	307,318	14,087,457

Energy — 6.6%
Chevron Corp.	122,274	13,351,098
Exxon Mobil Corp.	160,078	12,812,643

		26,163,741

Health Care — 10.6%
AbbVie, Inc.	204,156	14,272,546
Gilead Sciences, Inc.	198,383	15,094,963
Pfizer, Inc.	388,516	12,883,191

		42,250,700

Industrials — 18.8%
Boeing Co. (The)	74,748	18,123,400
Caterpillar, Inc.	140,105	15,964,965
General Electric Co.	443,405	11,355,602
Pitney Bowes, Inc.	1,026,328	16,154,403
RR Donnelley & Sons Co.	1,046,695	12,937,150

		74,535,520

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — 18.3%
CA, Inc.	413,243	$12,827,063
Cisco Systems, Inc.	401,841	12,637,899
HP, Inc.	724,111	13,830,520
International Business Machines Corp.	77,158	11,162,448
QUALCOMM, Inc.	247,627	13,171,280
Seagate Technology PLC (Ireland)	272,589	8,984,533

		72,613,743

Telecommunication Services — 3.3%
Verizon Communications, Inc.	269,828	13,059,675

TOTAL COMMON STOCKS (Cost $389,937,260)		398,107,833

TOTAL INVESTMENTS - 100.2% (Cost $389,937,260)*		398,107,833
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(691,936)

NET ASSETS - 100.0%		$397,415,897

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$389,937,260

Gross unrealized appreciation	$36,821,629
Gross unrealized depreciation	(28,651,056)

Net unrealized appreciation	$8,170,573

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$398,107,833	$398,107,833	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	September 26, 2017

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	September 26, 2017

* Print the name and title of each signing officer under his or her signature.